TRADE AND OTHER ACCOUNTS PAYABLES - Schedule of composition of current trade and other accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Payables [Abstract]
Maintenance and technical purchases	$ 448,927	$ 380,853
Aircraft Fuel	261,700	220,343
Boarding Fees	318,024	268,353
Airport charges and overflight	117,364	157,691
Handling and ground handling	214,411	122,721
Other personnel expenses	99,187	106,277
Leases, maintenance and IT services	114,043	121,901
Professional services and advisory	89,082	77,548
Services on board	80,086	72,902
Marketing	57,903	46,751
Crew	40,765	20,560
Air companies	32,817	9,778
Agencies sales commissions	29,478	15,649
Aircraft Insurance	9,553	16,756
Others	162,974	123,731
Total	$ 2,076,314	$ 1,761,814